Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001492374
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
Destra Granahan Small Cap Advantage Fund | Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Investment Trust
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Destra Investment Trust
Destra Granahan Small Cap Advantage Fund

May 23, 2023

Supplement to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated February 1, 2023, as amended

Effective immediately, the first paragraph of the section entitled “Principal Investment Strategies” on page 2 of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers with small market capitalizations (the “80% Policy”). The Fund considers issuers with small market capitalizations to be those that, at the time the Fund makes an investment, have market capitalizations that qualified them for inclusion in the Russell 2000® Growth Index in the last 36 months. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks. The Russell 2000® Growth Index is a stock market index that measures the performance of approximately 2,000 small capitalization U.S. companies. The Fund may satisfy its 80% Policy by investing in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”) that invest primarily in securities of the types in which the Fund may invest directly.

Additionally, the first paragraph of the section entitled “Principal Investment Strategies” on page 9 of the Prospectus is replaced in its entirety with the following:

The Fund has adopted an 80% Policy (as defined above). Shareholders will be notified of any material change to the 80% Policy at least 60 days in advance of the change and this Prospectus and the SAI will be supplemented. The Fund considers issuers with small market capitalization to be those that, at the time the Fund makes an investment, have market capitalizations that qualified them for inclusion in the Russell 2000® Growth Index in the last 36 months. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks. The Russell 2000® Growth Index is a stock market index that measures the performance of approximately 2,000 small capitalization U.S. companies. The Fund may satisfy its 80% Policy by investing in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”) that invest primarily in securities of the types in which the Fund may invest directly.

Furthermore, the fourth paragraph on page 2 of the SAI is replaced in its entirety with the following:

Additionally, the Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act whereby the Fund, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers with small market capitalization (the “80% Policy”). The Fund considers issuers with small market capitalizations to be those that, at the time the Fund makes an investment, have market capitalizations that qualified them for inclusion in the Russell 2000® Growth Index in the last 36 months. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small capitalization companies for purposes of the 80% Policy. The Fund may satisfy its 80% Policy by investing in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”) that invest primarily in securities of the types in which the Fund may invest directly. Shareholders will be notified of any material change to the 80% Policy at least 60 days in advance of the change and this SAI and the Prospectus will be supplemented.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.